UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23636

AFA Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1.  Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

AFA PRIVATE CREDIT FUND

(A Delaware Statutory Trust)

Semi-Annual Report

October 31, 2024
(Unaudited)

See accompanying Notes to Financial Statements.

AFA PRIVATE CREDIT FUND
Schedule of Investments
October 31, 2024 (unaudited)

	Geographic Region	Acquisition Date	Cost/ Principal	Fair Value	Percent of Net Assets
Investments in Asset Based Lending
Commercial Real Estate Bridge Lending (1.35%)
Limerick Logistics Center 12.6% 6/4/2025(a)(b)	North America	February, 2024	$3,000,000	$3,003,692	1.35%
Physical Asset Based Lending (0.65%)
AF Funding XII LLC – Coinvestment, Prime +3%, 10/5/2025(a)(b)	North America	October, 2023	1,435,564	1,431,826	0.65%
Specialty Finance Credit Facilities (1.23%)
CH SPV A Holding LLC, 3-month SOFR+11.25%, 2/14/2027(a)(b)	North America	August, 2024	2,700,000	2,730,915	1.23%
Total Asset Based Lending (Cost $7,135,564) (3.23%)			7,135,564	7,166,433

Investments in Underlying Funds
Primary Underlying Funds
Commercial Asset Based Lending (12.35%)
Callodine Asset Based Loan Fund II, LP(a)	North America	September, 2022	2,859,907	2,802,011	1.26%
Callodine Perpetual ABL Fund LP(a)	North America	July, 2023	9,411,228	9,593,172	4.32%
WhiteHawk Evergreen Fund, LP(a)(c)	North America	October, 2024	15,000,000	15,054,331	6.77%
Commercial Real Estate Bridge Lending (10.75%)
1543 Oceania Credit Opportunities Fund(a)(c)	North America	February, 2024	13,780,000	14,803,748	6.66%
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	8,900,000	9,097,616	4.09%
Diversified Asset-Based Lending (10.37%)
Matterhorn Partners LP(a)(c)	North America	December, 2023	4,785,293	5,253,865	2.36%
OHPC LP(a)	North America	April, 2022	17,500,000	17,799,023	8.01%
Ginnie Mae Early Buyout (0.17%)
Lynx EBO Fund II(c) SP, 3,500 Shares(a)(c)	North America	October, 2021	605,196	366,494	0.17%
Government Contract Financing (4.75%)
Leonid Credit Income Fund LP(a)(c)	North America	April, 2024	10,000,000	10,540,013	4.75%
Opportunistic Real Estate Lending (4.16%)
Mavik Real Estate Special Opportunities Fund, LP(a)	North America	July, 2022	8,512,336	9,237,551	4.16%
Litigation Financing (13.77%)
EAJF ESQ Fund LP(a)	North America	November, 2023	13,000,000	15,024,272	6.76%
Rocade Capital Fund IV LP(a)(c)	North America	May, 2023	14,080,000	15,567,749	7.01%
Other Specialty Finance (6.07%)
Pier Special Opportunities Fund LP(a)	North America	December, 2022	13,424,493	13,498,182	6.07%
Real Asset Lending (0.66%)
Nebari Natural Resources Credit Fund II SPC(a)	Cayman Islands	February, 2023	1,315,098	1,459,720	0.66%
Small Business Lending (7.14%)
Feenix High Income Strategies GP LLC(a)	North America	February, 2024	4,000,000	4,048,010	1.82%
FVP Opportunity Fund IV LP(a)	North America	June, 2023	11,703,947	11,830,821	5.32%
Specialty Finance Asset Based Lending (27.03%)
Coromandel Credit Income Evergreen Fund LP(a)(c)	North America	July, 2024	10,000,000	10,571,576	4.76%
CoVenture Credit Opportunities Partners Fund LP(a)	North America	July, 2022	8,000,000	7,918,442	3.56%
Bastion Funding V LP(a)	North America	October, 2023	18,000,000	18,731,398	8.43%
Medalist Asset-Based Credit Fund III LP(a)	North America	July, 2023	8,932,479	8,980,756	4.04%
Rivonia Road Fund LP(a)(c)	North America	June, 2023	12,000,000	13,870,979	6.24%
Total Primary Investments (Cost $205,809,977) (97.22%)			205,809,977	216,049,729
Total Investments in Underlying Funds (Cost $212,945,541) (100.45%)			212,945,541	223,216,162

See accompanying Notes to Financial Statements.

AFA PRIVATE CREDIT FUND
Schedule of Investments (continued)
October 31, 2024 (unaudited)

	Geographic Region	Acquisition Date	Cost/ Principal	Fair Value	Percent of Net Assets

Short-Term Investments
Money Market Fund (0.72%)
UMB Bank, Money Market Special II, 5.18% - 1,604,746 Shares(d)			$1,604,746	$1,604,746	0.72%
Total Short-Term Investments (Cost $1,604,746) (0.72%)			1,604,746	1,604,746

Total Investments (Cost $214,550,287) (101.17%)				$224,820,908
Liabilities in excess of other assets (-1.17%)				(2,604,043)
Net Assets - 100.00%				$222,216,865

a Underlying Funds are restricted as to resale.

b Level 3 securities fair valued using significant unobservable inputs.

c Non-income producing.

d The rate quoted is the annualized seven-day yield of the fund at the period end.

Summary by Investment Type	Value	% of Net Assets
Commercial Asset Based Lending	$27,449,514	12.35
Commercial Real Estate Bridge Lending	26,905,056	12.10
Diversified Asset-Based Lending	23,052,888	10.37
Real Asset Based Lending	1,459,720	0.66
Ginnie Mae Early Buyout	366,494	0.17
Government Contract Financing	10,540,013	4.75
Litigation Financing	30,592,021	13.77
Opportunistic Real Estate Lending	9,237,551	4.16
Other Specialty Finance	13,498,182	6.07
Physical Asset Based Lending	1,431,826	0.65
Small Business Lending	15,878,831	7.14
Specialty Finance Asset Based Lending	60,073,151	27.03
Specialty Finance Credit Facilities	2,730,915	1.23
Short-Term Investments	1,604,746	0.72
Total Investments	224,820,908	101.17
Liabilities in excess of other assets	(2,604,043)	(1.17)%
Total	$222,216,865	100.00

See accompanying Notes to Financial Statements.

AFA MULTI-MANAGER CREDIT FUND
Statement of Assets and Liabilities
October 31, 2024 (unaudited)

Assets:
Investments, at value (cost $214,550,287)	$224,820,908
Cash	6,752,885
Receivables:
Interest	38,326
Fund shares sold	5,304
Investments sold	2,788,205
Prepaid expenses	418,464
Other assets	407,171
Total assets	235,231,263

Liabilities:
Credit facility (see note 12)	12,700,000
Payables:
Investment management fee (see note 5)	171,045
Professional fees	48,293
Accounting and administrative fees	37,083
Interest payable	29,989
Shareholder servicing fees (Institutional Class)(see note 5)	15,423
Transfer agent fees and expenses	6,927
Custody fees	5,445
Chief compliance officer fees	193
Total liabilities	13,014,398
Commitments and contingencies (Note 4)
Net assets	$222,216,865

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$210,569,366
Total distributable earnings	11,647,499
Net assets	$222,216,865

Net assets:
Founder Class	$130,956,684
Institutional Class	91,260,181

Shares outstanding:
Founder Class	13,642,717
Institutional Class	9,492,548

Net asset value per share:
Founder Class	$9.60
Institutional Class	9.61

See accompanying Notes to Financial Statements.

AFA MULTI-MANAGER CREDIT FUND
Statement of Operations
For the Six Months Ended October 31, 2024 (unaudited)

Investment income:
Interest income	$632,303
Dividend income	5,012,264
Total investment income	5,644,567

Expenses:
Investment management fee (see note 5)	1,160,094
Interest expense	208,942
Commitment fees	151,433
Accounting and administrative fees	114,721
Professional fees	109,826
Shareholder servicing fees (Institutional Class)(see note 5)	83,449
Registration fees	39,454
Trustee fees	35,862
Transfer agent fees and expenses	26,957
Shareholder reporting fees	19,601
Chief compliance officer fees	16,838
Custody fees	12,036
Insurance expense	3,490
Other expenses	28,489
Total expenses:	2,011,192
Expenses contractually waived by investment manager (see note 5)	(234,157)
Net expenses	1,777,035
Net investment income	3,867,532

Net realized and unrealized gain (loss):
Net realized gain on:
Investments	1,731,615
Net change in unrealized appreciation/(depreciation) on:
Investments	3,392,920
Net realized and unrealized gain	5,124,535
Net increase in net assets resulting from operations	$8,992,067

See accompanying Notes to Financial Statements.

AFA MULTI-MANAGER CREDIT FUND
Statements of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Increase in net assets resulting from operations:
Net investment income	$3,867,532	$7,654,728
Net realized gain	1,731,615	199,268
Net change in unrealized appreciation	3,392,920	5,207,874
Net increase in net assets resulting from operations	8,992,067	13,061,870
Distributions to shareholders:
Founder Class	(279,200)	(5,532,197)
Institutional Class	(178,841)	(3,715,116)
Total distributions to shareholders	(458,041)	(9,247,313)
Return of capital to shareholders:
Founder Class	(3,537,115)	(1,347,287)
Institutional Class	(2,377,435)	(1,030,473)
Total return of capital to shareholders	(5,914,550)	(2,377,760)
Capital transactions:
Proceeds from shares sold:
Founder Class	8,734,501	115,195,772
Institutional Class	16,674,439	27,805,362
Reinvestment of distributions:
Founder Class	979,327	1,182,107
Institutional Class	445,781	1,255,368
Shares exchanged:
Founder Class	116,924	5,620,148
Institutional Class	(116,924)	(5,620,148)
Cost of shares repurchased:
Founder Class	(1,993,738)	(1,295,816)
Institutional Class	(673,703)	(815,493)
Net increase in net assets from capital transactions	24,166,607	143,327,300
Total increase in net assets	26,786,083	144,764,097
Net assets:
Beginning of period	195,430,782	50,666,685
End of period	$222,216,865	$195,430,782
Capital share transactions:
Shares sold:
Founder Class	916,111	12,232,357
Institutional Class	1,738,285	2,935,565
Shares reinvested:
Founder Class	103,020	126,556
Institutional Class	46,795	133,960
Shares exchanged:
Founder Class	12,334	596,207
Institutional Class	(12,308)	(593,688)
Shares repurchased:
Founder Class	(209,243)	(136,900)
Institutional Class	(70,646)	(86,353)
Net increase from capital share transactions	2,524,348	15,207,704

See accompanying Notes to Financial Statements.

AFA MULTI-MANAGER CREDIT FUND
Statement of Cash Flows
For the Six Months Ended October 31, 2024 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets from operations	$8,992,067
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(71,220,216)
Proceeds from redemptions, sales, or other dispositions of investments	48,088,877
Net realized gain on investments	(1,731,615)
Net change in unrealized/appreciation depreciation on:
Investments	(3,392,920)
Changes in operating assets and liabilities:
Assets:
Interest	(25,911)
Prepaid expenses	134,849
Other assets	(407,171)
Liabilities:
Management fees	66,233
Custody fees	1,221
Accounting and administration fees	(9,688)
Shareholder servicing fees	3,500
Professional fees	(26,884)
Transfer agent fees and expenses	(3,168)
CCO fees	193
Interest	(35,757)
Accrued other expenses	(6,100)
Net cash used in operating activities	(19,572,490)

Cash flows from financing activities:
Proceeds from credit facility	20,700,000
Repayments on credit facility	(19,000,000)
Proceeds from shares sold	25,639,018
Payments for shares repurchased	(2,667,441)
Cash distributions paid, net of reinvestments	(4,947,483)
Net cash provided by financing activities	19,724,094

Cash at beginning of period	6,601,281

Cash at end of period	$6,752,885

Supplemental disclosure of cash activity:
Interest expense on borrowings	$208,942

Supplemental disclosure of non-cash activity:
Reinvestments of distributions	$1,425,108

AFA PRIVATE CREDIT FUND
Financial Highlights
For a Share of Common Stock Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

Period ending April 30,	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return[2,3]	Gross expenses[4,5]	Net expenses[4,5,6]	Net investment income[4,6]	Net assets, end of period (in thousands)	Portfolio turnover rate[3]
Founder Class
2024[7]	$9.47	$0.18	$0.24	$0.42	$(0.02)	$0.00	$(0.27)	$(0.29)	$9.60	4.48%	1.83%	1.60%	3.74%	$130,957	7%
2024	9.34	0.52	0.35	0.87	(0.59)	0.00	(0.15)	(0.74)	9.47	9.59	1.88	1.42	5.50	121,444	4
2023	9.88	0.23	0.10	0.33	(0.53)	0.00	(0.34)	(0.87)	9.34	3.59	3.44	2.25	2.45	21	37
2022[8]	10.00	0.14	0.19	0.33	(0.30)	(0.02)	(0.13)	(0.45)	9.88	3.32	3.09	1.21	1.70	21	9
Institutional Class
2025[7]	9.50	0.17	0.23	0.40	(0.02)	0.00	(0.27)	(0.29)	9.61	4.26	2.03	1.80	3.54	91,260	7
2024	9.38	0.50	0.36	0.86	(0.59)	0.00	(0.15)	(0.74)	9.50	9.47	2.08	1.62	5.30	73,986	4
2023	9.90	0.26	0.09	0.35	(0.53)	0.00	(0.34)	(0.87)	9.38	3.82	3.19	2.00	2.76	50,645	37
2022[8]	10.00	0.17	0.18	0.35	(0.30)	(0.02)	(0.13)	(0.45)	9.90	3.59	2.84	0.97	2.01	39,583	9

1Based on average shares outstanding during the period.

2Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the adviser.

3Not annualized for periods less than one year.

4Annualized for periods less than one year, with the exception of non-recurring organizational costs.

5Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense and commitment fees are as follows:

Period ending April 30,	Gross Expenses[4]	Net Expenses[4]
Founder Class
2024[7]	1.49%	1.26%
2024	1.71	1.25
2023	2.82	1.62
2022[8]	3.01	1.14
Institutional Class
2024[7]	1.69	1.46
2024	1.91	1.45
2023	2.57	1.37
2022[8]	2.77	0.90

6The contractual and voluntary fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5). For the period ended April 30, 2022, the contractual and voluntary fee and expense waivers amounted to $533,020, or 1.83%, and $15,397, or 0.05%, respectively and the Investment Manager additionally voluntarily waived $2, or 0.01%, of the Investor Class Shareholder Servicing fees.

7For the six months ended October 31, 2024 (Unaudited).

8Reflects operations for the period from July 1, 2021 (Commencement of operations) to April 30, 2022.

AFA PRIVATE CREDIT FUND
Financial Highlights
October 31, 2024 (unaudited)

Credit Facility, year ended April 30:	2025[1]	2024	2023	2022[2]
Senior securities, end of period (000’s)	$12,700	$11,000	$3,500	$ 3,400
Asset coverage, per $1,000 of senior security principal amount	18,497	18,766	15,476	12,684
Asset coverage ratio of senior securities	1850%	1877%	1548%	1265%

1For the six months ended October 31, 2024.

2For the period from July 1, 2021 (Commencement of operations) to April 30, 2022.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements
October 31, 2024 (unaudited)

1. Organization

AFA Private Credit Fund (the “Fund”) was established as a Delaware statutory trust on January 27, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non- diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act. The Fund commenced operations on July 1, 2021. Prior to August 31, 2023, the Fund was named AFA Multi-Manager Credit Fund.

The Fund’s primary investment objective is to provide a high level of current income, with capital appreciation as a secondary objective. As of August 31, 2023, the Fund seeks to achieve its investment objectives by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, either directly or indirectly, in a range of private credit securities and other private credit-related investments. The Fund may change this 80% policy without shareholder approval upon at least 60 days’ prior written notice to shareholders. The Fund operates as a “fund of funds” whereby the Fund allocates its assets primarily among a range of investment vehicles that invest in private or public credit securities and other credit-related instruments (“Underlying Funds”) managed by a select group of experienced institutional managers (“Underlying Managers”) identified by the Investment Manager for their expertise in implementing various credit strategies. The Fund may also invest directly in private loans and private credit securities that are typically originated, serviced, and/or underwritten by Underlying Managers.

Alternative Fund Advisors, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended, serves as the investment adviser of the Fund. Aon Investments USA Inc. and the Atrato Consulting division of F.L. Putnam Investment Management Company, Inc. (each a “Sub-Adviser”) serve as sub-advisers to the Fund.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions, Income and Expenses — Income is recognized on an accrual basis as earned. Distributions received from the Fund’s investments in Portfolio Funds generally are comprised of ordinary income and return of capital. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the distribution received. Such estimates are based on historical information available and other industry sources. These estimates may subsequently be revised based on information received from Portfolio Funds after their tax reporting periods are concluded. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) (see Note 5). The Fund’s net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

Distributions to Shareholders — The Fund intends to make quarterly distributions to shareholders equal to 6% annually of the Fund’s net asset value (“NAV”) per share. This predetermined dividend rate may be modified by the Board from time to time. The character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Valuation of Investments — Pursuant to the Fund’s valuation policies, effective September 8, 2022, the Board has delegated to the Investment Manager, as valuation designee (in such capacity, the “Valuation Designee”) the day-to-day responsibility for fair valuation determinations and pricing of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Underlying Funds at fair value, generally at an amount equal to the NAV of the Fund’s investment in the Underlying Funds as determined by the Underlying Fund’s general partner or investment manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Valuation Designee, an estimated fair value is determined in good faith by the Valuation Designee pursuant to the Fund’s valuation procedures. Investments in open-end investment companies, including money market funds, are valued at their reported NAV per share. The Fund may acquire interests in loans indirectly (by way of participation). Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Manager generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Manager may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Underlying Funds are completed. Promoting transparency and receiving necessary information from Underlying Funds may possibly be an impediment to monitoring the performance of Underlying Funds on a regular basis.

Federal Income Taxes — The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2024.

3. Capital Stock

Shares of beneficial interest of the Fund (“Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended. The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of Shares. As of October 31, 2024, the Fund’s registration statement allowed it to offer two classes of Shares designated as Institutional Class Shares and Founder Class Shares. Prior to May 1, 2023, Founder Class Shares were named Investor Class Shares. The Fund may offer additional classes of Shares in the future.

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment by any investor in Institutional Class Shares is $1,000,000. The minimum initial investment by any investor in Founder Class Shares is $25,000,000. However, the Fund, under

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

policies approved by the Board, may accept investments below these minimums. Founder Class Shares were available for investment by existing and new investors until December 31, 2023. After December 31, 2023, Founder Class Shares were closed to new investors, with the exception of new accounts and programs of financial intermediaries that qualified for investment in Founder Class Shares prior to December 31, 2023.

The following groups of investors are eligible to purchase Institutional Class Shares without any initial minimum investment requirement:

•defined benefit plans, endowments and foundations, investment companies, and other institutional investors not specifically enumerated;

•accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker- dealers, bank trust departments, provided that the minimum aggregate value of such accounts is $1,000,000, or that in the Fund’s opinion there is adequate intent to reach such aggregate value within 12 months;

•principals and employees of the Investment Manager, the Sub-Adviser, the Underlying Managers or their respective affiliates and their immediate family members.

The following groups of investors are eligible to purchase Founder Class Shares without any initial minimum investment requirement:

•accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker- dealers, bank trust departments, provided that the minimum aggregate value of such accounts is $25,000,000;

•principals and employees of the Investment Manager and its affiliates and their immediate family members.

Shares are generally be offered for purchase on each business day, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Neither Institutional Class Shares nor Founder Class Shares are subject to an initial sales charge.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer, the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity.

The Fund has adopted a fundamental policy to conduct quarterly repurchase offers at NAV. The Fund will offer to repurchase 5% of the Fund’s Shares, unless the Board has approved a different amount (between 5% and 25% of its outstanding Shares for a particular repurchase offer).

During the six months ended October 31, 2024, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
April 2, 2024	May 3, 2024	5%	0.77%	158,181
July 8, 2024	August 7, 2024	5%	0.55%	121,708

4. Fair Value Disclosures

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•Level 3 – significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Investments in Underlying Funds are reported in the Fund’s Statement of Assets and Liabilities at NAV per share (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s investment is withdrawn at the measurement date based on NAV. These investments are redeemable at NAV under the original terms of the Fund’s agreements and/or subscription agreements and based on the operations of the Underlying Funds. However, it is possible that these redemption rights may be restricted or eliminated by the Underlying Funds in the future in accordance with the Underlying Fund agreements.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of October 31, 2024:

Investments	Level 1	Level 2	Level 3	NAV as a Practical Expedient	Total
Short-Term Investments	$1,604,746	$—	$—	$—	$1,604,746
Asset Based Lending	—	—	7,166,433	—	7,166,433
Primary Underlying Funds	—	—	—	216,049,729	216,049,729
Total	$1,604,746	$—	$7,166,433	$216,049,729	$224,820,908

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Beginning balance May 1, 2024	Transfers into Level 3	Transfers out of Level 3	Total realized gain/(loss)	Purchases	Sales	Total unrealized appreciation/ (depreciation)	Balance as of October 31, 2024
$6,470,267	$ —	$ —	$ —	$2,700,000	$(2,000,000)	$(3,834)	$7,166,433

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2024:

Investment Type	Fair Value October 31, 2024	Valuation Methodologies	Unobservable Input*	Input Range	Weighted Average[1]
Asset Based Lending	$7,166,433	Income Approach	Interest Rate	11.48%-16.21%	14.34%
			Discount Rate	11.59%-19.16%	13.30%

*The impact on valuation from an increase in input would be a decrease.

1Unobservable inputs were weighted by the fair value of the instruments as of fiscal period ended October 31, 2024.

The following table represents investment strategies, unfunded commitments and redemptive securities of investments that are measured at NAV per share (or its equivalent) as a practical expedient as October 31, 2024:

Underlying Fund	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period (Days)	Lock-Up Period (Months)
1543 Oceania Credit Opportunities Fund[1]	$14,803,748	$—	Quarterly	90	N/A
Alcova Capital Yield Premium Fund, L.P.[1]	9,097,616	—	Daily	90	18
Bastion Funding V LP1	18,731,398	—	Quarterly	90	24
Callodine Asset Based Loan Fund II, LP	2,802,011	2,138,517	N/A	N/A	N/A
Callodine Perpetual ABL Fund LP1	9,593,172	2,588,772	Quarterly	90	12
Coromandel Credit Income Evergreen Fund LP2	10,571,576	—	Quarterly	90	24
CoVenture Credit Opportunities Partners Fund LP1	7,918,442	—	Quarterly	90	N/A
EAJF ESQ Fund LP2	15,024,272	—	Quarterly	60	36
Feenix High Income Strategies GP LLC	4,048,010	—	N/A	N/A	N/A
FVP Opportunity Fund IV LP	11,830,821	—	N/A	N/A	N/A
Leonid Credit Income Fund LP1	10,540,013	—	Quarterly	60	12
Lynx EBO Fund II(B) SP	366,494	—	N/A	N/A	N/A
Matterhorn Partners LP2	5,253,865	1,214,707	Quarterly	180	24
Mavik Real Estate Special Opportunities Fund, LP	9,237,551	2,955,562	N/A	N/A	N/A
Medalist Asset-Based Credit Fund III LP1	8,980,756	1,271,918	Annual	180	36
Nebari Natural Resources Credit Fund II SPC	1,459,720	678,373	N/A	N/A	N/A
OHPC LP1	17,799,023	—	Quarterly	90	12
Pier Special Opportunities Fund LP2	13,498,182	—	Quarterly	60	N/A
Rivonia Road Fund LP2	13,870,979	—	Semi-Annual	90	18
Rocade Capital Fund IV LP	15,567,749	2,458,220	N/A	N/A	N/A
WhiteHawk Evergreen Fund, LP1	15,054,331	—	Semi-Annual	90	12
Total	$216,049,729	$13,306,069

1Upon submitting a redemption notice, limited partners will become a liquidating investor. Interest and principal are returned for the investments in which the fund has invested, and shall not be reinvested in the fund thereafter

2Redemption provisions limit the amount redeemable on a given redemption date, and could require multiple periods to fully redeem.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

5. Investment Management Fee and Other Expenses

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly investment management fee (“Investment Management Fee”) at the rates set forth below, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.

Average Daily Net Assets of the Fund	Investment (Annualized Rate)
First $500 million	1.10%
Over $500 million to $1 billion	1.05%
Over $1 billion	1.00%

The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For the six months ended October 31, 2024, the Fund incurred $1,160,094 in Investment Management Fees.

The Fund has entered into separate sub-advisory agreements with Aon Investments USA Inc. (“Aon Investments”) and F.L. Putnam Investment Management Company, Inc. (“F.L. Putnam”). Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Aon Investments, effective December 11, 2023, Aon Investments receives a fee at an annualized rate of 0.20% on the assets under Aon Investments’ advisement of the first $500 million of the Fund’s average daily net assets; plus 0.15% on the assets under Aon Investments’ advisement of the next $500 million of the Fund’s average daily net assets; plus 0.10% on the assets under Aon Investments’ advisement of the Fund’s average daily net assets over $1 billion provided, however, that the minimum annual fee paid to Aon Investments under the sub- advisory agreement will not be less than $100,000. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and F.L. Putnam, F.L. Putnam receives an annual fee of $150,000. The Sub-Advisers’ fees are paid by the Investment Manager out of the Investment Management Fee.

Effective September 1, 2024 and ending on August 31, 2025, pursuant to the Fund’s Expense Limitation Agreement, the Investment Manager will reimburse expenses of the Fund (“Reimbursement”) so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.19% on an annualized basis for Founder Class Shares and Institutional Class Shares (the “Expense Limit”). Specified Expenses for this purpose include all Fund expenses other than the management fee, the shareholder service fee, fees and interest on borrowed funds, distribution fees (if any), acquired fund fees and expenses (as determined in accordance with SEC Form N-2), taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses.

From May 1, 2023 to August 30, 2024 pursuant to the Fund’s Expense Limitation Agreement, the Investment Manager reimbursed expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses”) would not exceed 0.15% on an annualized basis for Founder Class Shares and Institutional Class Shares (the “Expense Limit”).

During the six months ended October 31, 2024, the Investment Manager waived $234,157 in Investment Management Fees under the Expense Limitation Agreement.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

The following amounts are subject to recapture by the Investment Manager by the following dates:

Period of Expiration
April 30, 2025	$ 533,020
April 30, 2026	$ 532,955
April 30, 2027	$ 657,372
October 31, 2027	$ 234,157

Pursuant to the Fund’s distribution agreement (the “Distribution Agreement”), Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Distributor may retain additional unaffiliated broker- dealers to assist in the distribution of Fund Shares. Founder Class Shares are not subject to a Shareholder Service Fee. Institutional Class Shares are subject to a Shareholder Servicing Fee of up to 0.20% on an annualized basis of the aggregate net assets of the Fund attributable to Institutional Class Shares. The Shareholder Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.

Vigilant Compliance, LLC provides chief compliance officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2024 are reported on the Statement of Operations.

The Fund has retained UMB Fund Services, Inc. (the “Administrator”) to provide administrative services and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services.

A trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the trustee or officer affiliated with the Administrator. For the six months ended October 31, 2024, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

6. Investment Transactions

For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term investments, were $38,232,354 and sales of $13,769,819 in the Fund.

7. Federal Income Taxes

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund did not have any examinations in progress during the six months ended October 31, 2024. Management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the six months ended October 31, 2024. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

At October 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$211,358,101
Gross unrealized appreciation	13,844,701
Gross unrealized depreciation	(381,894)
Net unrealized appreciation	$13,462,807

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in investment transactions.

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended October 31, 2023, there were no permanent differences in book and tax accounting.

As of October 31, 2023 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Tax distributable earnings	—
Accumulated capital and other losses	(2,822,853)
Organizational Costs	(15,442)
Unrealized appreciation/(depreciation) on investments	5,995,241
Total accumulated earnings/(deficit)	$3,156,946

The tax character of the distribution paid during the tax years ended October 31, 2023 and October 31, 2022 were as follows:

Distributions paid from:	2023	2022
Ordinary income	$3,908,193	$791,652
Net long term capital gains	—	—
Return of capital	2,377,760	1,591,784
Total distributions paid	$6,285,953	$2,383,436

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/ (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

As of the tax year ended October 31, 2023, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$366,819	$1,266,507	$1,633,326

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2023, the Fund had qualified Late-Year Losses of $1,189,527. Late-Year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

8. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

9. Principal Risks

General Economic and Market Conditions. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Repurchase Offers; Limited Liquidity. The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Borrowing, Use of Leverage. The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements or other derivative instruments, (iii) use of short sales, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. Additionally, Underlying Funds may leverage their trading (and

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

in certain cases, at significant levels) through borrowings from banks and other lenders to leverage investments, utilize futures, forwards, swaps and other derivatives to acquire leverage, finance investments through repurchase agreements, total return swaps and options and trade securities and derivatives on margin. The use of leverage increases risk and generates interest expense, but also may increase the investment return. For example, when an Underlying Fund is leveraged, a small increase or decrease in the value of the Underlying Fund’s investments will result in a larger increase or decrease, respectively, in the NAV of the Underlying Manager’s investments than would otherwise be the case.

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Large Shareholder Transactions Risk. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors such as advisory firms that exercise control over a large number of individual investor accounts. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of Shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund Shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

Risks of Securities Activities of the Fund and Underlying Managers. The Fund and the Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the shareholders will not suffer losses.

Alternative Investments Risk. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

Asset Allocation Risk. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

Highly Volatile Markets. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which the Fund may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of the clearinghouses for those exchanges.

Counterparty Credit Risk. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter- dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2024 (unaudited)

entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Fraud Risk. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

10. Beneficial Ownership & Related Party Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the Investment Company Act. As of October 31, 2024, no single investor beneficially owned more that 25% of the Fund’s outstanding shares.

11. Revolving Credit Facility

Effective February 2, 2024, the Fund entered into a secured, two year revolving line of credit facility (the “Credit Facility”). The Credit Facility expires on February 2, 2026. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $30,000,000 or the aggregate amount of Loans as defined in the Credit and Security Agreement. The interest rate on borrowings from The Credit Agreement provides for a commitment fee of 0.35% per annum on unused capacity. The credit facility’s interest rate is variable in nature and can include an additional fixed rate depending on the variable reference rate applied per the terms of the credit agreement. The variable reference rates can include SOFR, the Prime Rate or the Federal Funds Rate as defined in the agreement. At October 31, 2024, the outstanding balance was $12,700,000 at an effective interest rate of 7.79%.

During the six months ended October 31, 2024, the average daily principal balance outstanding (including days where there was no balance) and related average interest rate was approximately $3,987,500 and 8.22% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $15,000,000.

12. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements and has identified the following for disclosure in the Fund’s subsequent events:

On November 6, 2024, the Fund completed a quarterly Repurchase Offer resulting in the repurchase of 1.12% or 260,225 of the Fund’s Shares.

At a meeting on December 4-5, 2024, the Fund’s Board approved a change in the name of the Fund to the “AFA Asset Based Lending Fund.” The Board also approved changes to the Fund’s 80% investment policy. Such changes will be effective on February 17, 2025.

As of the close of business on December 31, 2024, the sub-advisory agreement among the Fund, the Investment Manager and Aon Investments will be terminated. The Fund’s investment objective and strategies will not change as a result of the termination of the sub-advisory agreement.

AFA PRIVATE CREDIT FUND
Additional Information
October 31, 2024 (unaudited)

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N- PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 844-440-4450 or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available without charge and upon request by calling 844-440-4450 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Tax Information

For the tax year ended October 31, 2023, 71.5% of dividends to be paid from net investment income, including short- term capital gains from the Fund (if any), are designated as qualified dividend income.

For the tax year ended October 31, 2023, 71.5% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

AFA PRIVATE CREDIT FUND
Privacy Notice
October 31, 2024 (unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number

•Account balances

•Account transactions

•Transaction history

•Wire transfer instructions

•Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-440-4450

AFA PRIVATE CREDIT FUND
Privacy Notice (continued)
October 31, 2024 (unaudited)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•Open an account

•Provide account information

•Give us your contact information

•Make a wire transfer

•Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•Affiliates from using your information to market to you

•Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager

Alternative Fund Advisors, LLC
101 Federal Street, Suite 1900
Boston, MA 02110
Website: www.alternativefundadvisors.com

Custodian Bank

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, IL 60606

(b) Not applicable.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 14.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.  Exhibits.

(a)	(1)	Not applicable to semi-annual reports.

	(2)	Not applicable.

	(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

	(4)	Not applicable.

	(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	AFA Private Credit Fund

By:	/s/ Marco Hanig
Title:	Marco Hanig, Principal Executive Officer

Date:	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Title:	Marco Hanig, Principal Executive Officer

Date:	1/8/2025

By:	/s/ Rafi Labourdette
Title:	Rafi Labourdette, Principal Financial Officer

Date:	1/8/2025